PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets
The tables below summarize our property, plant and equipment as at December 31, 2025 and 2024.

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 9)	Total property, plant and equipment
Cost
As at January 1, 2025	2,005	32,150	7,914	3,205	843	1,527	2,734	50,378	4,047	54,425
Additions and transfers from construction in process	45	2,916	1,256	365	21	139	(879)	3,863	882	4,745
Acquisitions from business combinations (note 3)	652	—	20	—	92	70	40	874	121	995
Disposals and other	(18)	(870)	(576)	6	(71)	(67)	(98)	(1,694)	(253)	(1,947)
As at December 31, 2025	2,684	34,196	8,614	3,576	885	1,669	1,797	53,421	4,797	58,218

Accumulated depreciation
As at January 1, 2025	714	17,342	5,988	2,417	496	1,044	—	28,001	1,352	29,353
Depreciation	118	2,146	908	477	51	90	—	3,790	455	4,245
Disposals and other	(1)	(821)	(564)	(67)	(68)	(57)	—	(1,578)	(109)	(1,687)
As at December 31, 2025	831	18,667	6,332	2,827	479	1,077	—	30,213	1,698	31,911

Net carrying amount
As at January 1, 2025	1,291	14,808	1,926	788	347	483	2,734	22,377	2,695	25,072
As at December 31, 2025	1,853	15,529	2,282	749	406	592	1,797	23,208	3,099	26,307

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 9)	Total property, plant and equipment
Cost
As at January 1, 2024	1,447	30,499	7,931	3,003	817	1,451	2,264	47,412	3,744	51,156
Additions and transfers from construction in process	296	2,466	425	285	37	121	470	4,100	649	4,749
Disposals and other	262	(815)	(442)	(83)	(11)	(45)	—	(1,134)	(346)	(1,480)
As at December 31, 2024	2,005	32,150	7,914	3,205	843	1,527	2,734	50,378	4,047	54,425

Accumulated depreciation
As at January 1, 2024	474	16,040	5,590	2,073	447	1,017	—	25,641	1,183	26,824
Depreciation	106	2,068	866	492	63	70	—	3,665	408	4,073
Disposals and other	134	(766)	(468)	(148)	(14)	(43)	—	(1,305)	(239)	(1,544)
As at December 31, 2024	714	17,342	5,988	2,417	496	1,044	—	28,001	1,352	29,353

Net carrying amount
As at January 1, 2024	973	14,459	2,341	930	370	434	2,264	21,771	2,561	24,332
As at December 31, 2024	1,291	14,808	1,926	788	347	483	2,734	22,377	2,695	25,072